Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	The Tocqueville Trust
Entity Central Index Key	0000801444
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
The Tocqueville Fund
Shareholder Report [Line Items]
Fund Name	The Tocqueville Fund
Class Name	The Tocqueville Fund
Trading Symbol	TOCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Tocqueville Fund for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tocquevillefunds.com/fundinformation. You can also request this information by contacting us at 1-877-522-8860.
Additional Information Phone Number	1-877-522-8860
Additional Information Website	https://www.tocquevillefunds.com/fundinformation
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Tocqueville Fund	$135	1.20%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Tocqueville Fund (TOCQX) gained 25.81% on a net basis during the 12-month period ended October 31, 2025 compared to the S&P 500 which gained 21.45% and the Russell 1000 Value and the Russell 3000 Value which returned 12.15% and 11.98%, respectively. Industrials, information technology, and materials were the largest contributing sectors to the portfolio while healthcare, real estate and financials were the weakest. The top individual contributors were Rocket Lab, NVIDIA, Alphabet, Shopify, and Newmont. Mayville Engineering, UnitedHealth Group, Merck, Weyerhaeuser, and Adobe were the laggards. In addition to new positions in Goldman Sachs, the global investment bank, and Waterbridge Infrastructure, a recent IPO that is the largest produced water operator in the Permian Basin, the Fund invested in two private companies, SpaceX, the aerospace company, and Skyryse, flight control software and systems provider. A variety of positions were also trimmed in during the period, largely for profit taking. Naturally, we will continue to search for attractive opportunities in the U.S. equity market.

Top Contributors
↑	Paycom Software, Inc.
↑	Cross Country Healthcare, Inc.
↑	Schrodinger, Inc.
↑	Occidental Petroleum Corporation
↑	Concentrix Corporation

Top Detractors
↓	NVIDIA Corporation
↓	Alphabet Inc. Class A
↓	QUALCOMM Incorporated
↓	ServiceNow, Inc.
↓	Crane Company

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
TF (without sales charge)	25.81	16.30	12.72
S&P 500 TR	21.45	17.64	14.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.tocquevillefunds.com/fundinformation for more recent performance information.
Net Assets	$ 544,926,791
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 3,283,911
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$544,926,791
Number of Holdings	56
Net Advisory Fee	$3,283,911
Portfolio Turnover	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(%)
Rocket Lab Corp.	7.8%
NVIDIA Corp.	5.6%
Alphabet, Inc. - Class A	5.2%
Microsoft Corp.	3.8%
Applied Materials, Inc.	3.2%
Shopify, Inc. - Class A	3.2%
Amazon.com, Inc.	3.1%
Newmont Mining Corp.	3.0%
First American Treasury Obligations Fund - Class X	2.9%
Vertiv Holdings Co. - Class A	2.7%
Sector Breakdown* (% of net assets)
[1]
Updated Prospectus Web Address	https://www.tocquevillefunds.com/fundinformation

[1]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.